Filed pursuant to Rule 497
File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 4 dated September 14, 2015

to

Prospectus dated April 14, 2015

This Supplement No. 4 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation dated April 14, 2015 (the “Prospectus”), Supplement No. 1 to the Prospectus dated May 14, 2015, Supplement No. 2 to the Prospectus dated July 8, 2015 and Supplement No. 3 to the Prospectus dated August 26, 2015.

You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest.

Status of Our Public Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $748 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of September 9, 2015, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $921 million in principal across 85 transactions, the details of which are listed below.

For the quarter ended June 30, 2015, we invested $197.9 million of principal in directly originated transactions across 10 new portfolio companies and $6 million of principal in syndicated transactions in 1 new portfolio company. As of September 9, 2015, the investment portfolio was comprised of $796.6 million of principal in directly originated transactions across 63 portfolio companies and $124.4 million of principal in syndicated transactions across 22 portfolio companies.

As of September 9, 2015, the weighted average yield based upon original cost on our portfolio investments was approximately 9.8%, and approximately 96.7% of our portfolio investments were senior secured. As of September 9, 2015, 88.3% of our income-bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 11.7% bore interest at fixed rates. The weighted average yield on income producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity, without giving effect to closing fees received, base management fees, incentive fees or general fund related expenses. Each floating rate loan uses LIBOR or ABR as its floating rate index. For each floating rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest rate spread specified in the relevant loan document to the fixed-rate equivalent LIBOR or ABR rate, with the duration of such fixed rate return matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan.

The table below shows our investment portfolio as of September 9, 2015.

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term loans	3/30/2019	LIBOR + 12.000%, 1.000% Floor	$11.19	9/30/2014
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Warrants	—	—	—	9/30/2014
AM3 Pinnacle Corporation	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	10/22/2018	10.000%	6.57	10/22/2013
AM3 Pinnacle Corporation	Media: Broadcasting & Subscription	Preferred Stock	—	—	—	7/23/2015
AM3 Pinnacle Corporation	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015
Allen Edmonds Corporation	Retail	Senior Secured Second Lien Term Loans	5/27/2019	LIBOR + 9.000%, 1.000% Floor	7.00	11/26/2013
Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term loans	4/30/2021	LIBOR + 6.500%, 1.000% Floor	13.28	6/18/2015
American Beacon Advisors Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015
American Pacific Corporation	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	2/27/2019	LIBOR + 6.000%, 1.000% Floor	7.90	2/27/2014
Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014
Aperture Group LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term loans	8/29/2019	LIBOR + 6.250%, 1.000% Floor	2.44	9/5/2014
Ascensus Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	12/2/2020	LIBOR + 8.000%, 1.000% Floor	4.00	11/12/2013
Associated Asphalt Partners LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013
Asurion Corporation	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014
Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014
Backcountry.com, LLC	Retail	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	35.14	6/30/2015
Bennu Oil & Gas, LLC	Energy: Oil & Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 8.50%, 1.25% Floor, 2.5% PIK	5.51	10/31/2013
Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	14.57	8/5/2014
Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	21.52	4/24/2015
Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014
Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 9.500%, 1.000% Floor, 1% PIK	15.06	4/28/2014
Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014
Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	8.88	12/18/2013
Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
Contmid Inc.	Automotive	Senior Secured Second Lien Term loans	10/25/2019	LIBOR + 9.000%, 1.000% Floor	$14.32	7/24/2014
ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014
Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013
CP Opco, LLC	Services: Consumer	Senior Secured First Lien Term loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	3.00	9/30/2014
CRGT Inc.	Services: Business	Senior Secured First Lien Term loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	9.88	12/18/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Warrants	—	—	—	11/10/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor	19.52	11/10/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	3.89	11/10/2014
Drew Marine Partners LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.00%, 1.000% Floor	10.00	12/10/2013
Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	9.38	3/3/2014
EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013
FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	14.91	3/30/2015
Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013
Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014
GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015
Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.75	5/23/2012
GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured First Lien Term Loans	5/30/2021	LIBOR + 5.000%, 1.000% Floor	2.93	5/22/2014
GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	11/30/2021	LIBOR + 8.500%, 1.000% Floor	4.00	5/22/2014
HBC Holdings LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.89	9/30/2014
HD Vest, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	3/17/2021	LIBOR + 8.250%, 1.000% Floor	16.50	3/16/2015
Hill International Inc.	Construction & Building	Senior Secured First Lien Term loans	9/26/2020	LIBOR + 6.750%, 1.000% Floor	16.87	9/30/2014
Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.83	9/26/2013
Ignite Restaurant Group Inc.	Retail	Senior Secured First Lien Term loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	11.91	8/18/2014
Interactive Health Holdings Corp.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015
Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 9.000%, 1.000% Floor	$25.00	6/30/2015
IPS Corporation	Consumer goods: Durable	Senior Secured First Lien Term loans	2/5/2021	LIBOR + 6.250%, 1.000% Floor	9.93	3/5/2015
IronGate Energy Services LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013
Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.80	1/24/2014
JAC Holding Corporation	Automotive	Senior Secured First Lien Notes	10/1/2019	11.500%	12.00	9/26/2014
Jordan Reses Supply Company	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014
Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.65	5/3/2013
Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/18/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013
LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014
Miller Heiman Inc.	Services: Business	Senior Secured First Lien Term loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	24.38	8/8/2014
Nathan’s Famous Inc.	Beverage, Food & Tobacco	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015
Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014
New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.32	9/15/2014
Newpage Corporation	Containers, Packaging & Glass	Senior Secured First Lien Term Loans	2/11/2021	LIBOR + 8.250%, 1.250% Floor	9.79	2/5/2014
Northern Lights Midco, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term loans	11/21/2019	LIBOR + 9.500%, 1.500% Floor	4.58	11/24/2014
Northstar Aerospace, Inc.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014
Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013
Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.06	12/31/2014
Physiotherapy Corporation	Healthcare & Pharmaceuticals	Senior Secured First Lien Term loans	6/4/2021	LIBOR + 4.750%, 1.000% Floor	12.50	6/4/2015
Reddy Ice Group, Inc.	Beverage, Food & Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013
Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015
Response Team Holdings, LLC	Construction & Building	Senior Secured First Lien Term Loans	3/28/2019	LIBOR + 8.000%, 2.000% Floor, 1.000% PIK	15.32	3/28/2014
Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.30	3/28/2014
Response Team Holdings, LLC	Construction & Building	Warrants	—	—	—	3/28/2014
Ship Supply of Florida Inc.	Transportation: Cargo	Senior Secured First Lien Term loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	25.00	7/31/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	$10.85	5/29/2013
Sizzling Platter, LLC	Beverage, Food & Tobacco	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014
Software Paradigms International Group, LLC	High Tech Industries	Senior Secured First Lien Term loans	5/22/2020	LIBOR + 8.000%, 1.000% Floor	33.46	5/22/2015
Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	6.91	3/16/2015
Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014
Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015
Tempel Steel Company	Metals & Mining	Senior Secured First Lien Notes	8/15/2016	12.000%	1.12	4/20/2012
The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	10.00	5/22/2015
Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015
TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014
True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013
U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015
U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	—	—	8/16/2012
Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.74	6/12/2014
Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/14/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014
Vestcom International Inc.	Services: Business	Senior Secured Second Lien Term loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014
Watermill-QMC Midco, Inc.	Automotive	Senior Secured First Lien Term loans	6/30/2020	12.000%, 1.000% PIK	27.00	6/30/2015
Watermill-QMC Midco, Inc.	Automotive	Common Stock	—	—	—	6/30/2015
YP LLC	Services: Business	Senior Secured First Lien Term loans	6/4/2018	LIBOR + 6.750%, 1.250% Floor	3.78	2/13/2014
Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.75	10/8/2014

Total non-controlled/non-affiliated investments					$893.72

Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity	—	—	27.27	7/15/2015
Total non-controlled/affiliated investments					$27.27

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	7.65	—

Total money market fund					$7.65

*	Reflects the current interest rate as of September 9, 2015